UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21142

Eaton Vance Insured Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.0%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.9%
$10,300	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$7,378,508
		$7,378,508
General Obligations — 1.6%
$13,250	California, 5.50%, 11/1/33	$13,549,715
		$13,549,715
Hospital — 12.5%
$8,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	$7,617,040
19,550	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	18,707,199
1,225	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	1,137,302
2,500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,363,525
5,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	5,692,792
2,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,264,958
1,000	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	1,024,110
3,900	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,822,897
7,370	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,096,131
10,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,572,300
10,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	1,282,400
8,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,335,185
5,515	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,136,616
15,390	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	14,689,293
55	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	51,984
18,700	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42 (1)	17,674,679
9,500	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47 (1)	8,890,860
		$107,359,271
Industrial Development Revenue — 6.1%
$21,275	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/31 (1)	$22,660,428
32,850	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	29,549,560
		$52,209,988
Insured-Electric Utilities — 16.4%
$11,340	Burlington, KS, Pollution Control Revenue, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$11,250,301
5,000	Los Angeles, CA, Department of Water & Power, Power System Revenues, (FSA), 5.00%, 7/1/31	5,067,800
19,395	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	16,869,965
17,445	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	15,640,315
18,460	Omaha, NE, Public Power District, (FGIC), 4.25%, 2/1/35	16,116,318
60,755	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/37 (1)	61,209,450
14,895	Springfield, MO, Public Utility, (FGIC), 4.50%, 8/1/36	13,988,490
		$140,142,639

Insured-General Obligations — 21.3%
$9,705	Alamo, TX, Community College District, (MBIA), 4.75%, 8/15/32 (1)	$9,472,953
12,355	California, (FSA), (AMBAC), 3.50%, 10/1/27	10,040,291
34,035	Chabot - Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/45	4,016,470
35,370	Chabot - Las Positas, CA, College District, (AMBAC), 0.00%, 8/1/46	3,925,716
36,550	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/21	18,589,696
14,330	Clark County, NV, (AMBAC), 2.50%, 11/1/36	8,647,152
10,055	Frisco, TX, Independent School District, (FSA), 2.75%, 8/15/39	6,309,110
16,645	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	13,880,598
6,525	Frisco, TX, Independent School District, (MBIA), 4.50%, 8/15/40	5,951,387
20,425	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	10,829,131
50,650	Kane, Cook and Du Page Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	25,324,494
7,000	King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37 (1)	6,946,380
6,615	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	5,864,065
12,515	Northside, TX, Independent School District, (MBIA), 4.50%, 8/15/33	11,675,619
11,045	Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38 (1)	10,669,691
20,750	Schaumburg, IL, (FGIC), 5.00%, 12/1/38	20,839,640
2,815	Texas (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	2,624,115
8,325	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (MBIA), 3.75%, 7/1/31	6,649,594
		$182,256,102
Insured-Hospital — 13.9%
$135	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38	$135,099
10,750	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38 (1)	10,757,848
325	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41	325,475
11,500	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41 (1)	11,516,790
4,320	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (MBIA), 5.00%, 11/15/35	4,194,331
15,000	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47 (1)	14,802,600
860	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/38	831,955
17,450	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47 (1)	16,750,779
2,165	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/31	2,236,965
135	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	138,762
4,250	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36 (1)	4,368,448
10	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	10,023
4,000	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38 (1)	4,009,360
23,435	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	23,230,412
8,700	Washington Health Care Facilities Authority, (Providence Health Care), Series C, (FSA), 5.25%, 10/1/33 (1)	8,824,932
12,605	Washington Health Care Facilities Authority, (Providence Health Care), Series D, (FSA), 5.25%, 10/1/33 (1)	12,791,932
4,350	Washington Health Care Facilities Authority, (Providence Health Care), Series E, (FSA), 5.25%, 10/1/33	4,414,511
		$119,340,222
Insured-Lease Revenue/Certificates of Participation — 9.0%
$95	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38	$96,098
22,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38 (1)	22,254,320
42,795	San Jose, CA, Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	42,989,717
145	Tri-Creek, IN, Middle School Building Corp., (First Mortgage), (FSA), 5.25%, 1/15/34	148,522
11,000	Tri-Creek, IN, Middle School Building Corp., (First Mortgage), (FSA), 5.25%, 1/15/34 (1)	11,267,190
		$76,755,847

Insured-Other Revenue — 9.3%
$78,275	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45 (1)	$76,593,653
16,795	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	3,404,347
		$79,998,000
Insured-Private Education — 2.4%
$270	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$285,333
10,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	9,715,400
11,990	Washington, DC, Georgetown University, (AMBAC), 4.50%, 4/1/42	10,563,909
		$20,564,642
Insured-Public Education — 2.6%
$18,005	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$12,612,500
10,480	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 4.50%, 4/1/37	9,521,394
		$22,133,894
Insured-Sewer Revenue — 1.5%
$13,670	Chicago, IL, Wastewater Transmission, (MBIA), 0.00%, 1/1/23	$6,548,067
6,805	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	5,957,097
		$12,505,164
Insured-Special Tax Revenue — 12.8%
$18,980	Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	$7,993,807
13,100	Massachusetts Bay Transportation Authority, (MBIA), 4.00%, 7/1/33	11,202,072
34,585	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/34	8,554,946
17,100	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	16,301,430
20,150	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	19,905,782
223,640	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	15,522,852
38,025	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	4,882,030
75,420	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	9,128,083
47,475	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	5,407,877
10,800	Utah Transportation Authority, Sales Tax Revenue, (FSA), 4.75%, 6/15/32 (1)	10,662,840
		$109,561,719
Insured-Transportation — 29.5%
$21,640	Chicago, IL, (O’Hare International Airport), (FSA), 4.75%, 1/1/34 (1)	$21,078,009
13,360	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/38 (1)	13,298,678
675	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36	654,237
10,070	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23	3,194,708
3,100	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28	662,005
20,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	13,552,000
25,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	3,705,000
10,200	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/21	4,909,566
8,060	Harris County, TX, Toll Road, Senior Lien, (MBIA), 4.50%, 8/15/36	7,488,949
10,000	Harris County, TX, Toll Road, Senior Lien, (MBIA), 5.00%, 8/15/33	10,131,100
10,150	Maryland Transportation Authority, (FSA), 4.50%, 7/1/34 (1)	9,584,036
20,995	Maryland Transportation Authority, (FSA), 5.00%, 7/1/35 (1)	21,425,817
5	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36	5,099
14,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/36 (1)	14,276,080
10,000	Metropolitan Atlanta Rapid Transit Authority, (FSA), 4.50%, 7/1/32 (1)	9,672,000
21,795	Minneapolis and St Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	19,494,320
10,000	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/26 (1)	10,377,900
87,045	San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (MBIA), 0.00%, 1/15/25	33,107,566
37,165	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	19,639,844
37,615	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	36,492,945
		$252,749,859

Insured-Utilities — 0.6%
$5,000	Illinois Development Finance Authority, (Peoples Gas, Light and Coke), (AMBAC), 5.00%, 2/1/33	$4,909,550
		$4,909,550
Insured-Water and Sewer — 18.4%
$19,640	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	$18,893,484
4,815	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	4,356,660
5,530	Birmingham, AL, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/43	4,970,806
180	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34	181,136
8,500	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34 (1)	8,553,635
6,095	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/30 (1)	5,844,313
5,890	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36 (1)	5,552,444
27,570	Houston Utility System, TX, (FSA), 5.00%, 11/15/33 (1)	27,960,116
14,435	Knoxville, TN, Wastewater System, (MBIA), 4.00%, 4/1/40	11,977,441
40,120	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	33,405,116
27,670	Seattle, WA, Drain and Wastewater Revenue, (FSA), 5.00%, 6/1/38 (1)	28,036,075
8,630	Tampa Bay, FL, Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	7,919,147
		$157,650,373
Insured-Water Revenue — 8.2%
$95	Los Angeles, CA, Department of Water & Power, (FGIC), 5.00%, 7/1/43	$95,434
53,500	Los Angeles, CA, Department of Water & Power, (FGIC), 5.00%, 7/1/43 (1)	53,744,495
5,885	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	5,935,905
10,710	San Luis Obispo County, CA, (Nacimiento Water Project), (MBIA), 4.50%, 9/1/40	9,679,912
700	West Wilson, TN, Utility District Waterworks, (MBIA), 4.00%, 6/1/32	596,673
		$70,052,419
Other Revenue — 0.3%
$3,055	Main Street National Gas Inc., GA, 5.50%, 9/15/27	$2,709,999
		$2,709,999
Special Tax Revenue — 0.7%
$4,600	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$4,457,492
1,750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	1,662,535
		$6,120,027
Total Tax-Exempt Investments — 168.0% (identified cost $1,496,070,788)		$1,437,947,938
Other Assets, Less Liabilities — (43.6)%		$(373,307,896)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (24.4)%		$(208,803,249)
Net Assets Applicable to Common Shares— 100.0%		$855,836,793

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	22.1%
Texas	14.4%
Illinois	10.1%
Others, representing less than 10% individually	53.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 86.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 27.3% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at June 30, 2008 is as follows:

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$39,050,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$76,021
Merrill Lynch Capital Services, Inc.	63,075,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	651,083
Morgan Stanley Capital Services, Inc.	23,850,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(1,616,732)
					$(889,628)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$934,313,552
Gross unrealized appreciation	$4,975,856
Gross unrealized depreciation	(65,101,470)
Net unrealized depreciation	$(60,125,614)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008